Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2028	Jun. 30, 2033
Azzad Ethical Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%	8.10%	8.12%
Azzad Wise Capital Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	4.22%	2.07%	1.82%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%	14.14%	12.15%
Russell Mid Cap [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.05%	9.93%	10.52%
ICE BofA ML US Corp Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.94%	1.26%	1.36%
Bloomberg [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	(0.23%)	1.35%